Aggregate Minimum Lease Commitments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Leases, Operating [Abstract]
2019	$ 7,844
2020	6,857
2021	5,200
2022	4,215
2023	3,669
Thereafter	2,656
Operating leases, total	$ 30,441